Borrowings - Summary of Bank Loans (Parenthetical) (Detail) - Bank loans [member]	Dec. 31, 2018	Dec. 31, 2017
Syndicated bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.80%
Syndicated bank loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		2.61%
Syndicated bank loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		2.70%
Other loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.75%	0.93%
Other loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.77%	2.10%
Mortgage loans [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	5.39%
Mortgage loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		4.95%
Mortgage loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		5.39%